Quarterly Report
May 31, 2025
MFS®  Active International ETF
Principal Listing Exchange: NYSE
EIE-Q1

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 2.4%
MTU Aero Engines Holding AG	3,366	$1,339,585
Rolls-Royce Holdings PLC	410,125	4,786,462
		$6,126,047
Airlines – 1.6%
Ryanair Holdings PLC, ADR	72,538	$4,033,113
Alcoholic Beverages – 2.2%
China Resources Beer Holdings Co. Ltd.	471,760	$1,507,134
Diageo PLC	50,482	1,371,901
Heineken N.V.	9,235	822,303
Pernod Ricard S.A.	18,437	1,905,439
		$5,606,777
Apparel Manufacturers – 3.0%
Compagnie Financiere Richemont S.A.	26,546	$4,994,712
LVMH Moet Hennessy Louis Vuitton SE	4,862	2,640,207
		$7,634,919
Automotive – 2.5%
Bridgestone Corp.	33,242	$1,435,762
BYD Co. Ltd., ADR	19,822	1,962,378
DENSO Corp.	148,826	2,028,717
Mahindra & Mahindra Ltd.	32,126	1,117,531
		$6,544,388
Brokerage & Asset Managers – 4.4%
B3 S.A. - Brasil Bolsa Balcao	991,266	$2,417,722
Deutsche Boerse AG	14,531	4,677,530
Hong Kong Exchanges & Clearing Ltd.	35,488	1,791,350
London Stock Exchange Group PLC	17,204	2,613,522
		$11,500,124
Business Services – 5.4%
CGI, Inc.	28,042	$3,014,563
Compass Group PLC	151,070	5,302,323
Experian PLC	82,151	4,087,638
Tata Consultancy Services Ltd.	37,728	1,526,931
		$13,931,455
Computer Software – 4.9%
Check Point Software Technologies Ltd. (a)	15,694	$3,592,042
Dassault Systemes SE	48,306	1,810,019
SAP SE	23,852	7,201,305
		$12,603,366
Computer Software - Systems – 5.5%
Amadeus IT Group S.A.	39,342	$3,277,949
Hitachi Ltd.	213,866	6,013,425
Hon Hai Precision Industry Co. Ltd.	369,205	1,921,884
Samsung Electronics Co. Ltd.	75,460	3,073,750
		$14,287,008
Construction – 1.3%
Compagnie de Saint-Gobain S.A.	29,538	$3,314,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.4%
Beiersdorf AG	26,546	$3,636,591
Electrical Equipment – 3.4%
Mitsubishi Electric Corp.	154,396	$3,115,925
Schneider Electric SE	22,806	5,731,875
		$8,847,800
Electronics – 5.2%
Hoya Corp.	7,480	$889,678
Kyocera Corp.	96,454	1,180,748
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,082	11,421,732
		$13,492,158
Energy - Independent – 1.6%
Reliance Industries Ltd.	143,818	$2,387,975
Woodside Energy Group Ltd.	114,044	1,635,659
		$4,023,634
Energy - Integrated – 2.1%
Eni S.p.A.	183,972	$2,709,734
Suncor Energy, Inc.	75,530	2,685,092
		$5,394,826
Food & Beverages – 2.3%
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	373,000	$1,570,636
Nestle S.A.	40,010	4,263,520
		$5,834,156
Food & Drug Stores – 1.9%
Seven & I Holdings Co. Ltd.	142,820	$2,159,744
Tesco PLC	542,560	2,836,349
		$4,996,093
Gaming & Lodging – 0.5%
Sands China Ltd.	642,474	$1,263,464
Insurance – 4.7%
AIA Group Ltd., ADR	111,426	$3,706,029
Intact Financial Corp.	12,342	2,800,074
Prudential PLC	96,474	1,098,106
Sompo Holdings, Inc.	41,141	1,254,287
Zurich Insurance Group AG	4,862	3,409,898
		$12,268,394
Interactive Media Services – 0.5%
LY Corp.	341,756	$1,239,770
Leisure & Toys – 5.1%
NetEase, Inc., ADR	19,074	$2,322,450
Sony Group Corp.	141,346	3,742,509
Tencent Holdings Ltd., ADR	112,999	7,094,077
		$13,159,036
Machinery & Tools – 1.4%
Daikin Industries Ltd.	19,822	$2,284,637
SMC Corp.	3,332	1,253,885
		$3,538,522

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 9.9%
Banco Bradesco S.A., ADR	697,253	$2,008,089
Bank of Ireland Group PLC	164,330	2,253,989
BNP Paribas S.A.	33,037	2,893,665
DBS Group Holdings Ltd.	62,094	2,153,009
ING Groep N.V.	164,898	3,497,521
NatWest Group PLC	443,690	3,136,087
Royal Bank of Canada	10,472	1,326,384
Sumitomo Mitsui Financial Group, Inc.	92,052	2,366,951
Toronto-Dominion Bank	46,368	3,201,711
UBS Group AG	86,633	2,762,726
		$25,600,132
Medical Equipment – 3.2%
EssilorLuxottica	7,372	$2,048,271
Olympus Corp.	128,327	1,654,307
QIAGEN N.V.	32,450	1,464,468
Sonova Holding AG	3,366	1,053,562
Terumo Corp.	105,374	1,948,645
		$8,169,253
Metals & Mining – 1.3%
Gerdau S.A., ADR	525,738	$1,382,691
Glencore PLC	186,590	712,473
Rio Tinto PLC	23,554	1,396,995
		$3,492,159
Natural Gas - Distribution – 1.2%
ENGIE S.A.	148,452	$3,200,109
Other Banks & Diversified Financials – 5.2%
Credicorp Ltd.	10,098	$2,138,857
Edenred	48,377	1,510,566
HDFC Bank Ltd., ADR	61,106	4,606,781
Intesa Sanpaolo S.p.A.	504,195	2,810,918
Kotak Mahindra Bank Ltd.	98,992	2,399,985
		$13,467,107
Pharmaceuticals – 4.8%
Merck KGaA	23,470	$3,077,961
Novartis AG	28,790	3,289,337
Novo Nordisk A.S., “B”	25,050	1,729,670
Roche Holding AG	13,175	4,250,258
		$12,347,226
Precious Metals & Minerals – 0.7%
Franco-Nevada Corp.	11,476	$1,937,149
Printing & Publishing – 1.5%
RELX PLC	52,726	$2,837,351
Wolters Kluwer N.V.	6,358	1,128,360
		$3,965,711
Railroad & Shipping – 1.5%
Canadian National Railway Co.	19,074	$2,001,625
Canadian Pacific Kansas City Ltd.	22,806	1,862,110
		$3,863,735
Restaurants – 0.5%
Yum China Holdings, Inc.	30,021	$1,310,417

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 5.0%
Air Liquide S.A.	30,660	$6,349,873
FUJIFILM Holdings Corp.	75,646	1,726,408
Linde PLC	4,488	2,098,499
Shin-Etsu Chemical Co. Ltd.	83,054	2,678,714
		$12,853,494
Total Common Stocks		$253,483,120
Mutual Funds – 1.4%
Money Market Funds – 1.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.27% (j)	3,549,490	$3,549,490

Other Assets, Less Liabilities – 0.5%		1,371,385
Net Assets – 100.0%		$258,403,995
(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$253,483,120	$—	$—	$253,483,120
Investment Companies	3,549,490	—	—	3,549,490
Total	$257,032,610	$—	$—	$257,032,610
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2025, are as follows:
Japan	14.3%
France	12.2%
United Kingdom	11.7%
Swtizerland	9.3%
Germany	8.3%
Canada	7.3%
China	6.1%
Taiwan	5.2%
India	4.7%
Other Countries	20.9%